SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 3) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Net income (loss) for the period	$ 1,626	$ 2,522	$ 2,016
Basic weighted average number of shares outstanding	56,851,626	52,523,454	42,695,999
Effect of dilutive share options, warrants, and RSUs	3,149,011	796,555	1,095,452
Diluted weighted average number of shares outstanding	60,000,637	53,320,009	43,791,451
Basic earnings per share	$ 0.03	$ 0.05	$ 0.05
Diluted earnings per share	$ 0.03	$ 0.05	$ 0.05